Stockholders' Equity - Additional Information (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Shares authorized		1,809,000,000
Preferred stock, shares authorized		100,000,000
Preferred stock, par value per share		$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		1,700,000,000	117,592,400
Par value		$ 0.0001	$ 0.00001
Common stock, shares, issued		123,125,595	18,346,466
Common stock, shares, outstanding		123,125,595	18,346,466
Change in redemption value of preferred stock	$ 26,570	$ 26,570	$ 193,058
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		9,000,000	0
Par value		$ 0.0001	$ 0
Common stock, shares, issued		8,290,921	0
Common stock, shares, outstanding		8,290,921	0